497(e)
                                                                       333-64749

AXA Equitable Life Insurance Company

SUPPLEMENT DATED JANUARY 15, 2009 TO THE CURRENT PROSPECTUS FOR ACCUMULATOR(R) PLUS(SM)

--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Accumulator(R) Plus(SM) Prospectus. Please note the following changes described below.


1.  CHANGES TO PORTFOLIOS OF AXA PREMIER VIP TRUST AND EQ ADVISORS TRUST
    ("TRUSTS")


A.  PORTFOLIO NAME CHANGES

    Effective on or about January 15, 2009, the following Portfolio name changes as listed below will occur. Accordingly, all references to their respective corresponding investment options in the Prospectus are also changed.

    ----------------------------------------------------------------------------
    Existing Portfolio Name                New Portfolio Name
    ----------------------------------------------------------------------------
    EQ/AllianceBernstein Intermediate      EQ/Intermediate Government Bond Index
      Government Securities
    ----------------------------------------------------------------------------
    EQ/JPMorgan Core Bond                  EQ/Core Bond Index
    ----------------------------------------------------------------------------

B.  PORTFOLIO SUB-ADVISER CHANGES

    Effective on or about January 15, 2009, SSgA Funds Management, Inc. will replace AllianceBernstein, L.P. as the Sub-Adviser to the EQ/Intermediate Government Bond Index Portfolio and JPMorgan Investment Management, Inc. as the Sub-Adviser to the EQ/Core Bond Index Portfolio. Also, SSgA Funds Management, Inc. will be added as a Sub-Adviser to the Portfolios of the AXA Premier VIP Trust listed in the table below. AXA Equitable Life Insurance Company will continue to be the Investment Manager of the Portfolios. See "Portfolios of the Trusts" in your Prospectus for more information.

    --------------------------------------
    AXA Premier VIP Trust
    --------------------------------------
    MULTIMANAGER CORE BOND
    --------------------------------------
    MULTIMANAGER HEALTH CARE
    --------------------------------------
    MULTIMANAGER HIGH YIELD
    --------------------------------------
    MULTIMANAGER INTERNATIONAL EQUITY
    --------------------------------------
    MULTIMANAGER LARGE CAP CORE EQUITY
    --------------------------------------
    MULTIMANAGER LARGE CAP GROWTH
    --------------------------------------
    MULTIMANAGER LARGE CAP VALUE
    --------------------------------------
    MULTIMANAGER MID CAP GROWTH
    --------------------------------------
    MULTIMANAGER MID CAP VALUE
    --------------------------------------
    MULTIMANAGER SMALL CAP GROWTH
    --------------------------------------
    MULTIMANAGER SMALL CAP VALUE
    --------------------------------------
    MULTIMANAGER TECHNOLOGY
    --------------------------------------

C.  AMENDMENTS TO EXPENSE LIMITATION ARRANGEMENTS FOR CERTAIN PORTFOLIOS

    The Board of Trustees of the AXA Premier VIP Trust (the "Trust") recently approved revisions to the Expense Limitation Agreement (the "Agreement") between the Trust and AXA Equitable Life Insurance Company ("AXA Equitable"). The Agreement has been amended to reflect that AXA Equitable has agreed to modify the expense limitation arrangement to include the fees and expenses of the other investment companies in which the AXA Allocation Portfolios invest ("Acquired Fund Fees and Expenses") when calculating its obligations under the


IM-08-34 (1/09)                 8.0/PLUS                Catalog No.142028 (1/09)
8.0 Series NB/IF (AR)                                                     x02367

    Agreement to make payments and to waive its management, administrative and other fees so that the AXA Allocation Portfolios' expenses do not exceed the Portfolios' expense limits. As a result of these changes, the current "Net Total Annual Expenses" and "Acquired Fund Fees and Expenses" will be reduced effective on or about January 1, 2009.

    The Fee Table below reflects the new expenses for the AXA Allocation portfolios that are available under your contract.

2.  FEE TABLE

    The following is added under "Portfolio operating expenses expressed as an annual percentage of daily net assets" in the Prospectus, replacing the information shown for the Existing Portfolios (as listed above in the chart under section 1.A.) and other Portfolios that had a reduction in their expenses. (Portfolios whose names are changing are listed below under their new names.) In addition, the Prospectus indicates that a portion of the brokerage commissions of each of Multimanager Health Care, Multimanager Large Cap Core Equity, Multimanager Large Cap Growth, Multimanager Large Cap Value, Multimanager Mid Cap Growth, Multimanager Mid Cap Value, Multimanager Small Cap Growth, Multimanager Small Cap Value and Multimanager Technology are used to reduce each of these portfolios' expenses. This statement, as it pertains to these Portfolios, is deleted from the Prospectus.

    ----------------------------------------------------------------------------
                                            Management     12b-1      Other
    Portfolio Name                             Fees        Fees    Expenses
    ----------------------------------------------------------------------------
    AXA Premier VIP Trust:
    ----------------------------------------------------------------------------
    AXA Aggressive Allocation                0.10%         0.25%     0.17%
    AXA Conservative Allocation              0.10%         0.25%     0.21%
    AXA Conservative-Plus Allocation         0.10%         0.25%     0.19%
    AXA Moderate Allocation                  0.10%         0.25%     0.17%
    AXA Moderate-Plus Allocation             0.10%         0.25%     0.17%
    Multimanager Core Bond                   0.53%         0.25%     0.18%
    Multimanager Health Care                 0.95%         0.25%     0.22%
    Multimanager High Yield                  0.53%         0.25%     0.18%
    Multimanager International Equity        0.82%         0.25%     0.21%
    Multimanager Large Cap Core Equity       0.69%         0.25%     0.21%
    Multimanager Large Cap Growth            0.75%         0.25%     0.24%
    Multimanager Large Cap Value             0.72%         0.25%     0.20%
    Multimanager Mid Cap Growth              0.80%         0.25%     0.20%
    Multimanager Mid Cap Value               0.80%         0.25%     0.19%
    Multimanager Small Cap Growth            0.85%         0.25%     0.24%
    Multimanager Small Cap Value             0.85%         0.25%     0.19%
    Multimanager Technology                  0.95%         0.25%     0.22%
    ----------------------------------------------------------------------------
    EQ Advisors Trust
    ----------------------------------------------------------------------------
    EQ/Intermediate Government Bond Index    0.35%         0.25%     0.14%
    EQ/Core Bond Index                       0.35%         0.25%     0.11%
    ----------------------------------------------------------------------------

    --------------------------------------------------------------------------------------------------
                                          Acquired                                     Net Total
                                         Fund Fees     Total Annual    Fee Waivers      Annual
                                            and          Expenses        and/or        Expenses
                                          Expenses       (Before         Expense        (After
                                        (Underlying      Expense       Reimburse-      Expense
    Portfolio Name                      Portfolios)    Limitations)       ments      Limitations)
    --------------------------------------------------------------------------------------------------
    AXA Premier VIP Trust:
    --------------------------------------------------------------------------------------------------
    AXA Aggressive Allocation             0.92%         1.44%           (0.19)%        1.25%
    AXA Conservative Allocation           0.69%         1.25%           (0.25)%        1.00%
    AXA Conservative-Plus Allocation      0.76%         1.30%           (0.20)%        1.10%
    AXA Moderate Allocation               0.82%         1.34%           (0.19)%        1.15%
    AXA Moderate-Plus Allocation          0.86%         1.38%           (0.18)%        1.20%
    Multimanager Core Bond                  --          0.96%            0.00%         0.96%
    Multimanager Health Care                --          1.42%            0.00%         1.42%
    Multimanager High Yield                 --          0.96%              --          0.96%
    Multimanager International Equity       --          1.28%            0.00%         1.28%
    Multimanager Large Cap Core Equity      --          1.15%            0.00%         1.15%
    Multimanager Large Cap Growth           --          1.24%            0.00%         1.24%
    Multimanager Large Cap Value            --          1.17%            0.00%         1.17%
    Multimanager Mid Cap Growth             --          1.25%            0.00%         1.25%
    Multimanager Mid Cap Value              --          1.24%            0.00%         1.24%
    Multimanager Small Cap Growth           --          1.34%            0.00%         1.34%
    Multimanager Small Cap Value            --          1.29%            0.00%         1.29%
    Multimanager Technology               0.01%         1.43%            0.00%         1.43%
    --------------------------------------------------------------------------------------------------
    EQ Advisors Trust
    --------------------------------------------------------------------------------------------------
    EQ/Intermediate Government Bond Index   --          0.74%              --          0.74%
    EQ/Core Bond Index                      --          0.71%              --          0.71%
    --------------------------------------------------------------------------------------------------

3.  REVISED "EXAMPLE"

    The following information is added under "Example" in the Prospectus, replacing the information shown for the Existing Portfolios (as listed above in the chart under section 1.A.) and other Portfolios that had a reduction in their expenses. (Portfolios whose names are changing are listed below under their new names.)

    -----------------------------------------------------------------------------------------------------------------
                                                                                 If you annuitize at the end of the
                                                                                applicable time period and select a
                                                                                 non-life contingent period certain
                                         If you surrender your contract at the   annuity option with less than five
                                           end of the applicable time period                   years
    -----------------------------------------------------------------------------------------------------------------
                                            1        3         5        10        1       3         5        10
    Portfolio Name                        year     years     years     years     year    years     years     years
    -----------------------------------------------------------------------------------------------------------------
    AXA PREMIER VIP TRUST:
    -----------------------------------------------------------------------------------------------------------------
    AXA Aggressive Allocation             $1,308    $2,255    $3,248    $5,590    N/A    $2,255    $3,248    $5,590
    AXA Conservative Allocation           $1,287    $2,195    $3,150    $5,415    N/A    $2,195    $3,150    $5,415
    AXA Conservative-Plus Allocation      $1,292    $2,211    $3,176    $5,461    N/A    $2,211    $3,176    $5,461
    AXA Moderate Allocation               $1,297    $2,224    $3,196    $5,498    N/A    $2,224    $3,196    $5,498
    AXA Moderate-Plus Allocation          $1,301    $2,236    $3,217    $5,535    N/A    $2,236    $3,217    $5,535
    -----------------------------------------------------------------------------------------------------------------


    ----------------------------------------------------------------------------
                                         If you do not surrender your
                                          contract at the end of the
                                            applicable time period
    ----------------------------------------------------------------------------
                                           1       3         5         10
    Portfolio Name                       year    years     years     years
    ----------------------------------------------------------------------------
    AXA PREMIER VIP TRUST:
    ----------------------------------------------------------------------------
    AXA Aggressive Allocation           $508   $1,555    $2,648    $5,590
    AXA Conservative Allocation         $487   $1,495    $2,550    $5,415
    AXA Conservative-Plus Allocation    $492   $1,511    $2,576    $5,461
    AXA Moderate Allocation             $497   $1,524    $2,596    $5,498
    AXA Moderate-Plus Allocation        $501   $1,536    $2,617    $5,535
    ----------------------------------------------------------------------------

    -----------------------------------------------------------------------------------------------------------------
                                                                                  If you annuitize at the end of the
                                                                                 applicable time period and select a
                                                                                  non-life contingent period certain
                                          If you surrender your contract at the   annuity option with less than five
                                            end of the applicable time period                   years
    -----------------------------------------------------------------------------------------------------------------
                                          1         3         5        10        1       3         5        10
    Portfolio Name                       year     years     years     years    year    years     years     years
    -----------------------------------------------------------------------------------------------------------------
    AXA PREMIER VIP TRUST:
    -----------------------------------------------------------------------------------------------------------------
    Multimanager Core Bond                $1,256    $2,103    $3,001    $5,140    N/A    $2,103    $3,001    $5,140
    Multimanager Health Care              $1,306    $2,249    $3,237    $5,572    N/A    $2,249    $3,237    $5,572
    Multimanager High Yield               $1,256    $2,103    $3,002    $5,141    N/A    $2,103    $3,002    $5,141
    Multimanager International Equity     $1,290    $2,204    $3,166    $5,443    N/A    $2,204    $3,166    $5,443
    Multimanager Large Cap Core Equity    $1,276    $2,163    $3,099    $5,321    N/A    $2,163    $3,099    $5,321
    Multimanager Large Cap Growth         $1,286    $2,192    $3,145    $5,405    N/A    $2,192    $3,145    $5,405
    Multimanager Large Cap Value          $1,279    $2,170    $3,110    $5,341    N/A    $2,170    $3,110    $5,341
    Multimanager Mid Cap Growth           $1,287    $2,195    $3,150    $5,415    N/A    $2,195    $3,150    $5,415
    Multimanager Mid Cap Value            $1,286    $2,192    $3,145    $5,405    N/A    $2,192    $3,145    $5,405
    Multimanager Small Cap Growth         $1,297    $2,224    $3,196    $5,498    N/A    $2,224    $3,196    $5,498
    Multimanager Small Cap Value          $1,291    $2,208    $3,171    $5,452    N/A    $2,208    $3,171    $5,452
    Multimanager Technology               $1,307    $2,252    $3,242    $5,581    N/A    $2,252    $3,242    $5,581
    -----------------------------------------------------------------------------------------------------------------
    EQ ADVISORS TRUST:
    -----------------------------------------------------------------------------------------------------------------
    EQ/Core Bond Index                    $1,229    $2,023    $2,870    $4,896    N/A    $2,023    $2,870    $4,896
    EQ/Intermediate Government Bond
      Index                               $1,232    $2,031    $2,883    $4,920    N/A    $2,031    $2,883    $4,920
    -----------------------------------------------------------------------------------------------------------------

    ----------------------------------------------------------------------------
                                           If you do not surrender your
                                            contract at the end of the
                                              applicable time period
    ----------------------------------------------------------------------------
                                            1       3         5         10
    Portfolio Name                         year    years     years     years
    ----------------------------------------------------------------------------
    AXA PREMIER VIP TRUST:
    ----------------------------------------------------------------------------
    Multimanager Core Bond                 $456   $1,403    $2,401    $5,140
    Multimanager Health Care               $506   $1,549    $2,637    $5,572
    Multimanager High Yield                $456   $1,403    $2,402    $5,141
    Multimanager International Equity      $490   $1,504    $2,566    $5,443
    Multimanager Large Cap Core Equity     $476   $1,463    $2,499    $5,321
    Multimanager Large Cap Growth          $486   $1,492    $2,545    $5,405
    Multimanager Large Cap Value           $479   $1,470    $2,510    $5,341
    Multimanager Mid Cap Growth            $487   $1,495    $2,550    $5,415
    Multimanager Mid Cap Value             $486   $1,492    $2,545    $5,405
    Multimanager Small Cap Growth          $497   $1,524    $2,596    $5,498
    Multimanager Small Cap Value           $491   $1,508    $2,571    $5,452
    Multimanager Technology                $507   $1,552    $2,642    $5,581
    ----------------------------------------------------------------------------
    EQ ADVISORS TRUST:
    ----------------------------------------------------------------------------
    EQ/Core Bond Index                    $429   $1,323    $2,270    $4,896
    EQ/Intermediate Government Bond
      Index                               $432   $1,331    $2,283    $4,920
    ----------------------------------------------------------------------------






 Accumulator(R) is issued by and is a registered service mark of AXA Equitable
  Life Insurance Company (AXA Equitable). Accumulator(R) Plus(SM) is a service mark of AXA Equitable. Co-distributed by affiliates AXA Advisors, LLC and AXA
       Distributors, LLC, 1290 Avenue of the Americas, New York, NY 10104.

    Copyright 2009 AXA Equitable Life Insurance Company. All rights reserved.


                      AXA Equitable Life Insurance Company
                           1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234

AXA Equitable Life Insurance Company

SUPPLEMENT DATED JANUARY 15, 2009 TO THE CURRENT PROSPECTUS FOR ACCUMULATOR(R) PLUS(SM)
--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Accumulator(R) Plus(SM) Prospectus. Please note the following changes described below.

1. CHANGES TO PORTFOLIOS OF AXA PREMIER VIP TRUST AND EQ ADVISORS TRUST
   ("TRUSTS")

A. PORTFOLIO NAME CHANGES

   Effective on or about January 15, 2009, the following Portfolio name changes as listed below will occur. Accordingly, all references to their respective corresponding investment options in the Prospectus are also changed.

   ----------------------------------------------------------------------------
   Existing Portfolio Name                        New Portfolio Name
   ----------------------------------------------------------------------------
   EQ/AllianceBernstein Intermediate              EQ/Intermediate Government
     Government Securities                          Bond Index
   ----------------------------------------------------------------------------
   EQ/JPMorgan Core Bond                          EQ/Core Bond Index
   ----------------------------------------------------------------------------

B. PORTFOLIO SUB-ADVISER CHANGES

   Effective on or about January 15, 2009, SSgA Funds Management, Inc. will replace AllianceBernstein, L.P. as the Sub-Adviser to the EQ/Intermediate Government Bond Index Portfolio and JPMorgan Investment Management, Inc. as the Sub-Adviser to the EQ/Core Bond Index Portfolio. Also, SSgA Funds Management, Inc. will be added as a Sub-Adviser to the Portfolios of the AXA Premier VIP Trust listed in the table below. AXA Equitable Life Insurance Company will continue to be the Investment Manager of the Portfolios. See "Portfolios of the Trusts" in your Prospectus for more information.

   ----------------------------------
   AXA Premier VIP Trust
   ----------------------------------
   MULTIMANAGER AGGRESSIVE EQUITY
   ----------------------------------
   MULTIMANAGER CORE BOND
   ----------------------------------
   MULTIMANAGER HEALTH CARE
   ----------------------------------
   MULTIMANAGER HIGH YIELD
   ----------------------------------
   MULTIMANAGER INTERNATIONAL EQUITY
   ----------------------------------
   MULTIMANAGER LARGE CAP CORE EQUITY
   ----------------------------------
   MULTIMANAGER LARGE CAP GROWTH
   ----------------------------------
   MULTIMANAGER LARGE CAP VALUE
   ----------------------------------
   MULTIMANAGER MID CAP GROWTH
   ----------------------------------
   MULTIMANAGER MID CAP VALUE
   ----------------------------------
   MULTIMANAGER SMALL CAP GROWTH
   ----------------------------------
   MULTIMANAGER SMALL CAP VALUE
   ----------------------------------
   MULTIMANAGER TECHNOLOGY
   ----------------------------------

C. AMENDMENTS TO EXPENSE LIMITATION ARRANGEMENTS FOR CERTAIN PORTFOLIOS

   The Board of Trustees of the AXA Premier VIP Trust (the "Trust") recently approved revisions to the Expense Limitation Agreement (the "Agreement") between the Trust and AXA Equitable Life Insurance Company ("AXA Equitable"). The Agreement has been amended to reflect that AXA Equitable has agreed to modify the expense limitation arrangement to include the fees and expenses of the other investment companies in which the AXA Allocation Portfolios invest ("Acquired Fund Fees and Expenses") when calculating its obligations under the

IM-08-39 (1/09)                 7.0/7.5/PLUS            Catalog No.142033 (1/09)
'07/'07.5 Series NB/IF (AR)                                               x02377

   Agreement to make payments and to waive its management, administrative and other fees so that the AXA Allocation Portfolios' expenses do not exceed the Portfolios' expense limits. As a result of these changes, the current "Net Total Annual Expenses" and "Acquired Fund Fees and Expenses" will be reduced effective on or about January 1, 2009.

   The Fee Table below reflects the new expenses for the AXA Allocation portfolios that are available under your contract.

2. FEE TABLE

   The following is added under "Portfolio operating expenses expressed as an annual percentage of daily net assets" in the Prospectus, replacing the information shown for the Existing Portfolios (as listed above in the chart under section 1.A.) and other Portfolios that had a reduction in their expenses. (Portfolios whose names are changing are listed below under their new names.) In addition, the Prospectus indicates that a portion of the brokerage commissions of each of Multimanager Aggressive Equity, Multimanager Health Care, Multimanager Large Cap Core Equity, Multimanager Large Cap Growth, Multimanager Large Cap Value, Multimanager Mid Cap Growth, Multimanager Mid Cap Value, Multimanager Small Cap Growth, Multimanager Small Cap Value and Multimanager Technology are used to reduce each of these portfolios' expenses. This statement, as it pertains to these Portfolios, is deleted from the Prospectus.

  ---------------------------------------------------------------------------------------------------------------------------------
                                                                             Acquired                                    Net Total
                                                                            Fund Fees    Total Annual    Fee Waivers      Annual
                                                                               and         Expenses        and/or        Expenses
                                                                             Expenses      (Before         Expense        (After
                                        Management    12b-1      Other     (Underlying     Expense       Reimburse-      Expense
  Portfolio Name                            Fees        Fees    Expenses    Portfolios)   Limitations)       ments      Limitations)
  ---------------------------------------------------------------------------------------------------------------------------------
  AXA Premier VIP Trust:
  ---------------------------------------------------------------------------------------------------------------------------------
  AXA Aggressive Allocation                0.10%       0.25%     0.17%        0.92%          1.44%         (0.19)%        1.25%
  AXA Conservative Allocation              0.10%       0.25%     0.21%        0.69%          1.25%         (0.25)%        1.00%
  AXA Conservative-Plus Allocation         0.10%       0.25%     0.19%        0.76%          1.30%         (0.20)%        1.10%
  AXA Moderate Allocation                  0.10%       0.25%     0.17%        0.82%          1.34%         (0.19)%        1.15%
  AXA Moderate-Plus Allocation             0.10%       0.25%     0.17%        0.86%          1.38%         (0.18)%        1.20%
  Multimanager Aggressive Equity           0.59%       0.25%     0.16%          --           1.00%            --          1.00%
  Multimanager Core Bond                   0.53%       0.25%     0.18%          --           0.96%          0.00%         0.96%
  Multimanager Health Care                 0.95%       0.25%     0.22%          --           1.42%          0.00%         1.42%
  Multimanager High Yield                  0.53%       0.25%     0.18%          --           0.96%            --          0.96%
  Multimanager International Equity        0.82%       0.25%     0.21%          --           1.28%          0.00%         1.28%
  Multimanager Large Cap Core Equity       0.69%       0.25%     0.21%          --           1.15%          0.00%         1.15%
  Multimanager Large Cap Growth            0.75%       0.25%     0.24%          --           1.24%          0.00%         1.24%
  Multimanager Large Cap Value             0.72%       0.25%     0.20%          --           1.17%          0.00%         1.17%
  Multimanager Mid Cap Growth              0.80%       0.25%     0.20%          --           1.25%          0.00%         1.25%
  Multimanager Mid Cap Value               0.80%       0.25%     0.19%          --           1.24%          0.00%         1.24%
  Multimanager Small Cap Growth            0.85%       0.25%     0.24%          --           1.34%          0.00%         1.34%
  Multimanager Small Cap Value             0.85%       0.25%     0.19%          --           1.29%          0.00%         1.29%
  Multimanager Technology                  0.95%       0.25%     0.22%        0.01%          1.43%          0.00%         1.43%
  ---------------------------------------------------------------------------------------------------------------------------------
  EQ Advisors Trust
  ---------------------------------------------------------------------------------------------------------------------------------
  EQ/Intermediate Government Bond Index    0.35%       0.25%     0.14%          --           0.74%            --          0.74%
  EQ/Core Bond Index                       0.35%       0.25%     0.11%          --           0.71%            --          0.71%
  ---------------------------------------------------------------------------------------------------------------------------------

3. REVISED "EXAMPLE"

   The following information is added under "Example" in the Prospectus, replacing the information shown for the Existing Portfolios (as listed above in the chart under section 1.A.) and other Portfolios that had a reduction in their expenses. (Portfolios whose names are changing are listed below under their new names.)

  ----------------------------------------------------------------------------------------------------------------
                                                                               If you annuitize at the end of the
                                                                              applicable time period and select a
                                                                               non-life contingent period certain
                                     If you surrender your contract at the     annuity option with less than five
                                       end of the applicable time period                     years
  ----------------------------------------------------------------------------------------------------------------
                                         1        3         5         10         1       3         5         10
  Portfolio Name                       year     years     years     years      year    years     years     years
  ----------------------------------------------------------------------------------------------------------------
  AXA PREMIER VIP TRUST:
  ----------------------------------------------------------------------------------------------------------------
  AXA Aggressive Allocation           $1,309    $2,260    $3,261    $5,649      N/A    $2,260    $3,261    $5,649
  AXA Conservative Allocation         $1,288    $2,200    $3,164    $5,473      N/A    $2,200    $3,164    $5,473
  AXA Conservative-Plus Allocation    $1,293    $2,216    $3,189    $5,520      N/A    $2,216    $3,189    $5,520
  AXA Moderate Allocation             $1,298    $2,229    $3,210    $5,557      N/A    $2,229    $3,210    $5,557
  ----------------------------------------------------------------------------------------------------------------

  ----------------------------------------------------------------------
                                         If you do not surrender your
                                          contract at the end of the
                                            applicable time period
  ----------------------------------------------------------------------
                                        1       3         5         10
  Portfolio Name                      year    years     years     years
  ----------------------------------------------------------------------
  AXA PREMIER VIP TRUST:
  ----------------------------------------------------------------------
  AXA Aggressive Allocation           $509   $1,560    $2,661    $5,649
  AXA Conservative Allocation         $488   $1,500    $2,564    $5,473
  AXA Conservative-Plus Allocation    $493   $1,516    $2,589    $5,520
  AXA Moderate Allocation             $498   $1,529    $2,610    $5,557
  ----------------------------------------------------------------------

  ------------------------------------------------------------------------------------------------------------------
                                                                                 If you annuitize at the end of the
                                                                                applicable time period and select a
                                                                                 non-life contingent period certain
                                       If you surrender your contract at the     annuity option with less than five
                                         end of the applicable time period                     years
  ------------------------------------------------------------------------------------------------------------------
                                           1        3         5         10         1       3         5         10
  Portfolio Name                         year     years     years     years      year    years     years     years
  ------------------------------------------------------------------------------------------------------------------
  AXA PREMIER VIP TRUST:
  ------------------------------------------------------------------------------------------------------------------
  AXA Moderate-Plus Allocation          $1,302    $2,241    $3,230    $5,594     N/A    $2,241    $3,230    $5,594
  Multimanager Aggressive Equity        $1,261    $2,121    $3,036    $5,239     N/A    $2,121    $3,036    $5,239
  Multimanager Core Bond                $1,256    $2,107    $3,014    $5,198     N/A    $2,107    $3,014    $5,198
  Multimanager Health Care              $1,306    $2,254    $3,251    $5,630     N/A    $2,254    $3,251    $5,630
  Multimanager High Yield               $1,256    $2,108    $3,015    $5,200     N/A    $2,108    $3,015    $5,200
  Multimanager International Equity     $1,291    $2,210    $3,179    $5,501     N/A    $2,210    $3,179    $5,501
  Multimanager Large Cap Core Equity    $1,277    $2,168    $3,112    $5,379     N/A    $2,168    $3,112    $5,379
  Multimanager Large Cap Growth         $1,287    $2,197    $3,159    $5,464     N/A    $2,197    $3,159    $5,464
  Multimanager Large Cap Value          $1,279    $2,175    $3,124    $5,400     N/A    $2,175    $3,124    $5,400
  Multimanager Mid Cap Growth           $1,288    $2,200    $3,164    $5,473     N/A    $2,200    $3,164    $5,473
  Multimanager Mid Cap Value            $1,287    $2,197    $3,159    $5,464     N/A    $2,197    $3,159    $5,464
  Multimanager Small Cap Growth         $1,298    $2,229    $3,210    $5,557     N/A    $2,229    $3,210    $5,557
  Multimanager Small Cap Value          $1,292    $2,213    $3,184    $5,510     N/A    $2,213    $3,184    $5,510
  Multimanager Technology               $1,307    $2,257    $3,256    $5,640     N/A    $2,257    $3,256    $5,640
  ------------------------------------------------------------------------------------------------------------------
  EQ ADVISORS TRUST:
  ------------------------------------------------------------------------------------------------------------------
  EQ/Core Bond Index                    $1,229    $2,027    $2,883    $4,955    N/A    $2,027    $2,883    $4,955
  EQ/Intermediate Government Bond
    Index                               $1,232    $2,035    $2,896    $4,979    N/A    $2,035    $2,896    $4,979
  ------------------------------------------------------------------------------------------------------------------

  ------------------------------------------------------------------------
                                           If you do not surrender your
                                            contract at the end of the
                                              applicable time period
  ------------------------------------------------------------------------
                                          1       3         5         10
  Portfolio Name                        year    years     years     years
  ------------------------------------------------------------------------
  AXA PREMIER VIP TRUST:
  ------------------------------------------------------------------------
  AXA Moderate-Plus Allocation          $502   $1,541    $2,630    $5,594
  Multimanager Aggressive Equity        $461   $1,421    $2,436    $5,239
  Multimanager Core Bond                $456   $1,407    $2,414    $5,198
  Multimanager Health Care              $506   $1,554    $2,651    $5,630
  Multimanager High Yield               $456   $1,408    $2,415    $5,200
  Multimanager International Equity     $491   $1,510    $2,579    $5,501
  Multimanager Large Cap Core Equity    $477   $1,468    $2,512    $5,379
  Multimanager Large Cap Growth         $487   $1,497    $2,559    $5,464
  Multimanager Large Cap Value          $479   $1,475    $2,524    $5,400
  Multimanager Mid Cap Growth           $488   $1,500    $2,564    $5,473
  Multimanager Mid Cap Value            $487   $1,497    $2,559    $5,464
  Multimanager Small Cap Growth         $498   $1,529    $2,610    $5,557
  Multimanager Small Cap Value          $492   $1,513    $2,584    $5,510
  Multimanager Technology               $507   $1,557    $2,656    $5,640
  ------------------------------------------------------------------------
  EQ ADVISORS TRUST:
  ------------------------------------------------------------------------
  EQ/Core Bond Index                    $429   $1,327    $2,283    $4,955
  EQ/Intermediate Government Bond
    Index                               $432   $1,335    $2,296    $4,979
  ------------------------------------------------------------------------

 Accumulator(R) is issued by and is a registered service mark of AXA Equitable
  Life Insurance Company (AXA Equitable). Accumulator(R) Plus(SM) is a service mark of AXA Equitable. Co-distributed by affiliates AXA Advisors, LLC and AXA
       Distributors, LLC, 1290 Avenue of the Americas, New York, NY 10104.

    Copyright 2009 AXA Equitable Life Insurance Company. All rights reserved.


                      AXA Equitable Life Insurance Company
                           1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234

AXA Equitable Life Insurance Company

SUPPLEMENT DATED JANUAARY 15, 2009 TO THE CURRENT PROSPECTUS FOR ACCUMULATOR(R) PLUS(SM)

--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Accumulator(R) Plus(SM) Prospectus. Please note the changes described below.

1.  CHANGES  TO  PORTFOLIOS  OF AXA  PREMIER  VIP  TRUST AND EQ  ADVISORS  TRUST
    ("TRUSTS")

A.  PORTFOLIO NAME CHANGES

    Effective on or about January 15, 2009, the following Portfolio name changes as listed below will occur. Accordingly, all references to their respective corresponding investment options in the Prospectus are also changed.

    ---------------------------------------------------------------------------
    Existing Portfolio Name                New Portfolio Name
    ---------------------------------------------------------------------------
    EQ/AllianceBernstein Intermediate      EQ/Intermediate Government Bond Index
      Government Securities
    ---------------------------------------------------------------------------
    EQ/JPMorgan Core Bond                  EQ/Core Bond Index
    ---------------------------------------------------------------------------

B.  PORTFOLIO SUB-ADVISER CHANGES

    Effective on or about January 15, 2009, SSgA Funds Management, Inc. will replace AllianceBernstein, L.P. as the Sub-Adviser to the EQ/Intermediate Government Bond Index Portfolio and JPMorgan Investment Management, Inc. as the Sub-Adviser to the EQ/Core Bond Index Portfolio. Also, SSgA Funds Management, Inc. will be added as a Sub-Adviser to the Portfolios of the AXA Premier VIP Trust listed in the table below. AXA Equitable Life Insurance Company will continue to be the Investment Manager of the Portfolios. See "Portfolios of the Trusts" in your Prospectus for more information.

    -----------------------------------
    AXA Premier VIP Trust
    -----------------------------------
    MULTIMANAGER AGGRESSIVE EQUITY
    -----------------------------------
    MULTIMANAGER CORE BOND
    -----------------------------------
    MULTIMANAGER HEALTH CARE
    -----------------------------------
    MULTIMANAGER HIGH YIELD
    -----------------------------------
    MULTIMANAGER INTERNATIONAL EQUITY
    -----------------------------------
    MULTIMANAGER LARGE CAP CORE EQUITY
    -----------------------------------
    MULTIMANAGER LARGE CAP GROWTH
    -----------------------------------
    MULTIMANAGER LARGE CAP VALUE
    -----------------------------------
    MULTIMANAGER MID CAP GROWTH
    -----------------------------------
    MULTIMANAGER MID CAP VALUE
    -----------------------------------
    MULTIMANAGER SMALL CAP GROWTH
    -----------------------------------
    MULTIMANAGER SMALL CAP VALUE
    -----------------------------------
    MULTIMANAGER TECHNOLOGY
    -----------------------------------

C.  AMENDMENTS TO EXPENSE LIMITATION ARRANGEMENTS FOR CERTAIN PORTFOLIOS

    The Board of Trustees of the AXA Premier VIP Trust (the "Trust") recently approved revisions to the Expense Limitation Agreement (the "Agreement") between the Trust and AXA Equitable Life Insurance Company ("AXA Equitable"). The Agreement has been amended to reflect that AXA Equitable has agreed to modify the expense limitation arrangement to include the fees and expenses of the other investment companies in which the AXA Allocation Portfolios invest ("Acquired Fund Fees and Expenses") when calculating its obligations under the


IM-08-42 (1/09)                   06/06.5/PLUS          Catalog No.142036 (1/09)
'06/'06.5 Series                                                         x02381

    Agreement to make payments and to waive its management, administrative and other fees so that the AXA Allocation Portfolios' expenses do not exceed the Portfolios' expense limits. As a result of these changes, the current "Net Total Annual Expenses" and "Acquired Fund Fees and Expenses" will be reduced effective on or about January 1, 2009.

    The Fee Table below reflects the new expenses for the AXA Allocation portfolios that are available under your contract.

2.  FEE TABLE

    The following information is added under "Portfolio operating expenses expressed as an annual percentage of daily net assets" in the Prospectus, replacing the information shown for the Existing Portfolios (as listed above in the chart under section 1.A.) and other Portfolios that had a reduction in their expenses. (Portfolios whose names are changing are listed below under their new names.) In addition, the Prospectus indicates that a portion of the brokerage commissions of each of Multimanager Aggressive Equity, Multimanager Health Care, Multimanager Large Cap Core Equity, Multimanager Large Cap Growth, Multimanager Large Cap Value, Multimanager Mid Cap Growth, Multimanager Mid Cap Value, Multimanager Small Cap Growth, Multimanager Small Cap Value and Multimanager Technology are used to reduce each of these Portfolios' expenses. This statement, as it pertains to these Protfolios, is deleted from the Prospectus.


    ----------------------------------------------------------------------
                                      Management       12b-1     Other
    Portfolio Name                       Fees           Fees    Expenses
    ----------------------------------------------------------------------
    AXA Premier VIP Trust:
    ---------------------------------------------------------------------
    AXA Aggressive Allocation            0.10%         0.25%     0.17%
    AXA Conservative Allocation          0.10%         0.25%     0.21%
    AXA Conservative-Plus Allocation     0.10%         0.25%     0.19%
    AXA Moderate Allocation              0.10%         0.25%     0.17%
    AXA Moderate-Plus Allocation         0.10%         0.25%     0.17%
    Multimanager Aggressive Equity       0.59%         0.25%     0.16%
    Multimanager Core Bond               0.53%         0.25%     0.18%
    Multimanager Health Care             0.95%         0.25%     0.22%
    Multimanager High Yield              0.53%         0.25%     0.18%
    Multimanager International Equity    0.82%         0.25%     0.21%
    Multimanager Large Cap Core Equity   0.69%         0.25%     0.21%
    Multimanager Large Cap Growth        0.75%         0.25%     0.24%
    Multimanager Large Cap Value         0.72%         0.25%     0.20%
    Multimanager Mid Cap Growth          0.80%         0.25%     0.20%
    Multimanager Mid Cap Value           0.80%         0.25%     0.19%
    Multimanager Small Cap Growth        0.85%         0.25%     0.24%
    Multimanager Small Cap Value         0.85%         0.25%     0.19%
    Multimanager Technology              0.95%         0.25%     0.22%
    ----------------------------------------------------------------------
    EQ Advisors Trust
    ----------------------------------------------------------------------
    EQ/Intermediate Government           0.35%         0.25%     0.14%
      Bond Index
    EQ/Core Bond Index                   0.35%         0.25%     0.11%
    ----------------------------------------------------------------------

                                       Acquired                                     Net Total
                                       Fund Fees    Total Annual    Fee Waivers      Annual
                                          and         Expenses         and/or       Expenses
                                       Expenses      (Before          Expense        (After
                                     (Underlying     Expense        Reimburse-      Expense
    Portfolio Name                    Portfolios)   Limitations)       ments       Limitations)
    ----------------------------------------------------------------------------------------------
    AXA Premier VIP Trust:
    ----------------------------------------------------------------------------------------------
    AXA Aggressive Allocation            0.92%         1.44%           (0.19)%        1.25%
    AXA Conservative Allocation          0.69%         1.25%           (0.25)%        1.00%
    AXA Conservative-Plus Allocation     0.76%         1.30%           (0.20)%        1.10%
    AXA Moderate Allocation              0.82%         1.34%           (0.19)%        1.15%
    AXA Moderate-Plus Allocation         0.86%         1.38%           (0.18)%        1.20%
    Multimanager Aggressive Equity         --          1.00%              --          1.00%
    Multimanager Core Bond                 --          0.96%            0.00%         0.96%
    Multimanager Health Care               --          1.42%            0.00%         1.42%
    Multimanager High Yield                --          0.96%              --          0.96%
    Multimanager International Equity      --          1.28%            0.00%         1.28%
    Multimanager Large Cap Core Equity     --          1.15%            0.00%         1.15%
    Multimanager Large Cap Growth          --          1.24%            0.00%         1.24%
    Multimanager Large Cap Value           --          1.17%            0.00%         1.17%
    Multimanager Mid Cap Growth            --          1.25%            0.00%         1.25%
    Multimanager Mid Cap Value             --          1.24%            0.00%         1.24%
    Multimanager Small Cap Growth          --          1.34%            0.00%         1.34%
    Multimanager Small Cap Value           --          1.29%            0.00%         1.29%
    Multimanager Technology              0.01%         1.43%            0.00%         1.43%
    ----------------------------------------------------------------------------------------------
    EQ Advisors Trust
    ----------------------------------------------------------------------------------------------
    EQ/Intermediate Government             --          0.74%              --          0.74%
      Bond Index
    EQ/Core Bond Index                     --          0.71%              --          0.71%
    ----------------------------------------------------------------------------------------------

3.  REVISED "EXAMPLE"

    The following information is added under "Example" in the Prospectus, replacing the information shown for the Existing Portfolios (as listed above in the chart under section 1.A.) and other Portfolios that had a reduction in their expenses. (Portfolios whose names are changing are listed below under their new names.)



    ---------------------------------------------------------------------------------------------------------------
                                                                             If you annuitize at the end of the
                                                                             applicable time period and select a
                                                                              non-life contingent period certain
                                      If you surrender your contract at the   annuity option with less than five
                                        end of the applicable time period                   years
    ---------------------------------------------------------------------------------------------------------------
                                          1         3         5        10       1        3         5        10
    Portfolio Name                       year     years     years     years    year    years     years     years
    --------------------------------------------------------------------------------------------------------------
    AXA PREMIER VIP TRUST:
    ---------------------------------------------------------------------------------------------------------------
    AXA Aggressive Allocation           $1,276    $2,157    $3,079    $5,229    N/A    $2,157    $3,079    $5,229
    AXA Conservative Allocation         $1,255    $2,097    $2,981    $5,049    N/A    $2,097    $2,981    $5,049
    AXA Conservative-Plus Allocation    $1,261    $2,113    $3,007    $5,097    N/A    $2,113    $3,007    $5,097
    AXA Moderate Allocation             $1,278    $2,152    $3,049    $5,135    N/A    $2,152    $3,049    $5,135
    AXA Moderate-Plus Allocation        $1,269    $2,138    $3,049    $5,172    N/A    $2,138    $3,049    $5,172
    ---------------------------------------------------------------------------------------------------------------



                                         If you do not surrender your contract
                                           at the end of the applicable time
                                                        period
    -----------------------------------------------------------------------
                                           1       3         5        10
    Portfolio Name                       year    years     years     years
    -----------------------------------------------------------------------
    AXA PREMIER VIP TRUST:
    -----------------------------------------------------------------------
    AXA Aggressive Allocation           $476   $1,457    $2,479    $5,229
    AXA Conservative Allocation         $455   $1,397    $2,381    $5,049
    AXA Conservative-Plus Allocation    $461   $1,413    $2,407    $5,097
    AXA Moderate Allocation             $478   $1,452    $2,449    $5,135
    AXA Moderate-Plus Allocation        $469   $1,438    $2,449    $5,172
    -----------------------------------------------------------------------

                                                                                If you annuitize at the end of the
                                                                               applicable time period and select a
                                                                                non-life contingent period certain
                                        If you surrender your contract at the   annuity option with less than five
                                          end of the applicable time period                   years
    --------------------------------------------------------------------------------------------------------------------
                                            1         3         5        10        1       3         5        10
    Portfolio Name                         year     years     years     years    year    years     years     years
    --------------------------------------------------------------------------------------------------------------------
    AXA PREMIER VIP TRUST:
    --------------------------------------------------------------------------------------------------------------------
    Multimanager Aggressive Equity        $1,229    $2,018    $2,853    $4,810    N/A    $2,018    $2,853    $4,810
    Multimanager Core Bond                $1,224    $2,004    $2,831    $4,769    N/A    $2,004    $2,831    $4,769
    Multimanager Health Care              $1,274    $2,151    $3,069    $5,210    N/A    $2,151    $3,069    $5,210
    Multimanager High Yield               $1,224    $2,005    $2,832    $4,771    N/A    $2,005    $2,832    $4,771
    Multimanager International Equity     $1,258    $2,106    $2,997    $5,078    N/A    $2,106    $2,997    $5,078
    Multimanager Large Cap Core Equity    $1,244    $2,065    $2,930    $4,954    N/A    $2,065    $2,930    $4,954
    Multimanager Large Cap Growth         $1,254    $2,094    $2,976    $5,040    N/A    $2,094    $2,976    $5,040
    Multimanager Large Cap Value          $1,247    $2,072    $2,941    $4,975    N/A    $2,072    $2,941    $4,975
    Multimanager Mid Cap Growth           $1,255    $2,097    $2,981    $5,049    N/A    $2,097    $2,981    $5,049
    Multimanager Mid Cap Value            $1,254    $2,094    $2,976    $5,040    N/A    $2,094    $2,976    $5,040
    Multimanager Small Cap Growth         $1,265    $2,125    $3,028    $5,135    N/A    $2,125    $3,028    $5,135
    Multimanager Small Cap Value          $1,260    $2,109    $3,002    $5,087    N/A    $2,109    $3,002    $5,087
    Multimanager Technology               $1,275    $2,154    $3,074    $5,219    N/A    $2,154    $3,074    $5,219
    -------------------------------------------------------------------------------------------------------------------
    EQ ADVISORS TRUST:
    -------------------------------------------------------------------------------------------------------------------
    EQ/Core Bond Index                    $1,197    $1,924    $2,699    $4,521    N/A    $1,924    $2,699    $4,521
    EQ/Intermediate Government
      Bond Index                          $1,200    $1,932    $2,712    $4,546    N/A    $1,932    $2,712    $4,546
    --------------------------------------------------------------------------------------------------------------------

                                          If you do not surrender your contract
                                           at the end of the applicable time
                                                        period
    ------------------------------------------------------------------------
                                            1       3         5         10
    Portfolio Name                        year    years     years     years
    ------------------------------------------------------------------------
    AXA PREMIER VIP TRUST:
    ------------------------------------------------------------------------
    Multimanager Aggressive Equity        $429   $1,318    $2,253    $4,810
    Multimanager Core Bond                $424   $1,304    $2,231    $4,769
    Multimanager Health Care              $474   $1,451    $2,469    $5,210
    Multimanager High Yield               $424   $1,305    $2,232    $4,771
    Multimanager International Equity     $458   $1,406    $2,397    $5,078
    Multimanager Large Cap Core Equity    $444   $1,365    $2,330    $4,954
    Multimanager Large Cap Growth         $454   $1,394    $2,376    $5,040
    Multimanager Large Cap Value          $447   $1,372    $2,341    $4,975
    Multimanager Mid Cap Growth           $455   $1,397    $2,381    $5,049
    Multimanager Mid Cap Value            $454   $1,394    $2,376    $5,040
    Multimanager Small Cap Growth         $465   $1,425    $2,428    $5,135
    Multimanager Small Cap Value          $460   $1,409    $2,402    $5,087
    Multimanager Technology               $475   $1,454    $2,474    $5,219
    ------------------------------------------------------------------------
    EQ ADVISORS TRUST:
    ------------------------------------------------------------------------
    EQ/Core Bond Index                    $397   $1,224    $2,099    $4,521
    EQ/Intermediate Government
      Bond Index                          $400   $1,232    $2,112    $4,546
    ------------------------------------------------------------------------

Accumulator(R) is issued by and is a registered service mark of AXA Equitable Life Insurance Company (AXA Equitable). Accumulator(R) Plus(SM) is a service mark of AXA Equitable. Co-distributed by affiliates AXA Advisors, LLC and AXA
      Distributors, LLC, 1290 Avenue of the Americas, New York, NY 10104.

   Copyright 2009 AXA Equitable Life Insurance Company. All rights reserved.


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

AXA Equitable Life Insurance Company

SUPPLEMENT DATED JANUARY 15, 2009 TO THE CURRENT PROSPECTUS FOR ACCUMULATOR(R) PLUS(SM)

--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Accumulator(R) Plus(SM)Prospectus. Please note the changes described below.

1.  CHANGES TO PORTFOLIOS OF AXA PREMIER VIP TRUST AND EQ ADVISORS TRUST
    ("TRUSTS")

A.  PORTFOLIO NAME CHANGES

    Effective on or about January 15, 2009, the following Portfolio name changes as listed below will occur. Accordingly, all references to their respective corresponding investment options in the Prospectus are also changed.

    ----------------------------------------------------------------------------
    Existing Portfolio Name                New Portfolio Name
    ----------------------------------------------------------------------------
    EQ/AllianceBernstein Intermediate      EQ/Intermediate Government Bond Index
      Government Securities
    ----------------------------------------------------------------------------
    EQ/JPMorgan Core Bond                  EQ/Core Bond Index
    ----------------------------------------------------------------------------

B.  PORTFOLIO SUB-ADVISER CHANGES

    Effective on or about January 15, 2009, SSgA Funds Management, Inc. will replace AllianceBernstein, L.P. as the Sub-Adviser to the EQ/Intermediate Government Bond Index Portfolio and JPMorgan Investment Management, Inc. as the Sub-Adviser to the EQ/Core Bond Index Portfolio. Also, SSgA Funds Management, Inc. will be added as a Sub-Adviser to the Portfolios of the AXA Premier VIP Trust listed in the table below. AXA Equitable Life Insurance Company will continue to be the Investment Manager of the Portfolios. See "Portfolios of the Trusts" in your Prospectus for more information.

    ----------------------------------
    AXA Premier VIP Trust
    ----------------------------------
    MULTIMANAGER AGGRESSIVE EQUITY
    ----------------------------------
    MULTIMANAGER CORE BOND
    ----------------------------------
    MULTIMANAGER HEALTH CARE
    ----------------------------------
    MULTIMANAGER HIGH YIELD
    ----------------------------------
    MULTIMANAGER INTERNATIONAL EQUITY
    ----------------------------------
    MULTIMANAGER LARGE CAP CORE EQUITY
    ----------------------------------
    MULTIMANAGER LARGE CAP GROWTH
    ----------------------------------
    MULTIMANAGER LARGE CAP VALUE
    ----------------------------------
    MULTIMANAGER MID CAP GROWTH
    ----------------------------------
    MULTIMANAGER MID CAP VALUE
    ----------------------------------
    MULTIMANAGER SMALL CAP GROWTH
    ----------------------------------
    MULTIMANAGER SMALL CAP VALUE
    ----------------------------------
    MULTIMANAGER TECHNOLOGY
    ----------------------------------

C.  AMENDMENTS TO EXPENSE LIMITATION ARRANGEMENTS FOR CERTAIN PORTFOLIOS

    The Board of Trustees of the AXA Premier VIP Trust (the "Trust") recently approved revisions to the Expense Limitation Agreement (the "Agreement") between the Trust and AXA Equitable Life Insurance Company ("AXA Equitable"). The Agreement has been amended to reflect that AXA Equitable has agreed to modify the expense limitation arrangement to include the fees and expenses of the other investment companies in which the AXA Allocation Portfolios invest ("Acquired Fund Fees and Expenses") when calculating its obligations under the Agreement to make payments and to waive its management, administrative and other fees so that the AXA Allocation Portfolios' expenses do not exceed the Portfolios' expense limits. As a result of these changes, the current "Net Total Annual Expenses" and "Acquired Fund Fees and Expenses" will be reduced effective on or about January 1, 2009.


IM-08-46 (1/09)                   PLUS NY '04          Catalog No. 142040 (1/09)
'04 NY Series                                                            x02382

    The Fee Table below reflects the new expenses for the AXA Allocation portfolios that are available under your contract.

2.  FEE TABLE

    The following information is added under "Portfolio operating expenses expressed as an annual percentage of daily net assets" in the Prospectus, replacing the information shown for the Existing Portfolios (as listed above in the chart under section 1.A.) and other Portfolios that had a reduction in their expenses. (Portfolios whose names are changing are listed below under their new names.) In addition, the Prospectus indicates that a portion of the brokerage commissions of each of Multimanager Aggressive Equity, Multimanager Health Care, Multimanager Large Cap Core Equity, Multimanager Large Cap Growth, Multimanager Large Cap Value, Multimanager Mid Cap Growth, Multimanager Mid Cap Value, Multimanager Small Cap Growth, Multimanager Small Cap Value and Multimanager Technology are used to reduce each of these portfolios' expenses. This statement, as it pertains to these Portfolios, is deleted from the Prospectus.

                                       Management     12b-1      Other
    Portfolio Name                       Fees          Fees    Expenses
    ----------------------------------------------------------------------
    AXA Premier VIP Trust:
    ----------------------------------------------------------------------
    AXA Aggressive Allocation            0.10%         0.25%     0.17%
    AXA Conservative Allocation          0.10%         0.25%     0.21%
    AXA Conservative-Plus Allocation     0.10%         0.25%     0.19%
    AXA Moderate Allocation              0.10%         0.25%     0.17%
    AXA Moderate-Plus Allocation         0.10%         0.25%     0.17%
    Multimanager Aggressive Equity       0.59%         0.25%     0.16%
    Multimanager Core Bond               0.53%         0.25%     0.18%
    Multimanager Health Care             0.95%         0.25%     0.22%
    Multimanager High Yield              0.53%         0.25%     0.18%
    Multimanager International Equity    0.82%         0.25%     0.21%
    Multimanager Large Cap Core Equity   0.69%         0.25%     0.21%
    Multimanager Large Cap Growth        0.75%         0.25%     0.24%
    Multimanager Large Cap Value         0.72%         0.25%     0.20%
    Multimanager Mid Cap Growth          0.80%         0.25%     0.20%
    Multimanager Mid Cap Value           0.80%         0.25%     0.19%
    Multimanager Small Cap Growth        0.85%         0.25%     0.24%
    Multimanager Small Cap Value         0.85%         0.25%     0.19%
    Multimanager Technology              0.95%         0.25%     0.22%
    ----------------------------------------------------------------------
    EQ Advisors Trust
    ----------------------------------------------------------------------
    EQ/Intermediate Government
      Bond Index                         0.35%         0.25%     0.14%
    EQ/Core Bond Index                   0.35%         0.25%     0.11%
    ----------------------------------------------------------------------

                                       Acquired                                     Net Total
                                      Fund Fees    Total Annual     Fee Waivers      Annual
                                         and         Expenses         and/or        Expenses
                                       Expenses      (Before          Expense        (After
                                     (Underlying     Expense        Reimburse-      Expense
    Portfolio Name                    Portfolios)   Limitations)       ments      Limitations)
   -------------------------------------------------------------------------------------------------
    AXA Premier VIP Trust:
   -------------------------------------------------------------------------------------------------
    AXA Aggressive Allocation            0.92%         1.44%           (0.19)%        1.25%
    AXA Conservative Allocation          0.69%         1.25%           (0.25)%        1.00%
    AXA Conservative-Plus Allocation     0.76%         1.30%           (0.20)%        1.10%
    AXA Moderate Allocation              0.82%         1.34%           (0.19)%        1.15%
    AXA Moderate-Plus Allocation         0.86%         1.38%           (0.18)%        1.20%
    Multimanager Aggressive Equity         --          1.00%              --          1.00%
    Multimanager Core Bond                 --          0.96%            0.00%         0.96%
    Multimanager Health Care               --          1.42%            0.00%         1.42%
    Multimanager High Yield                --          0.96%              --          0.96%
    Multimanager International Equity      --          1.28%            0.00%         1.28%
    Multimanager Large Cap Core Equity     --          1.15%            0.00%         1.15%
    Multimanager Large Cap Growth          --          1.24%            0.00%         1.24%
    Multimanager Large Cap Value           --          1.17%            0.00%         1.17%
    Multimanager Mid Cap Growth            --          1.25%            0.00%         1.25%
    Multimanager Mid Cap Value             --          1.24%            0.00%         1.24%
    Multimanager Small Cap Growth          --          1.34%            0.00%         1.34%
    Multimanager Small Cap Value           --          1.29%            0.00%         1.29%
    Multimanager Technology              0.01%         1.43%            0.00%         1.43%
   -------------------------------------------------------------------------------------------------
    EQ Advisors Trust
   -------------------------------------------------------------------------------------------------
    EQ/Intermediate Government
      Bond Index                           --          0.74%              --          0.74%
    EQ/Core Bond Index                     --          0.71%              --          0.71%
   -------------------------------------------------------------------------------------------------

3.  REVISED "EXAMPLE"

    The following information is added under "Example" in the Prospectus, replacing the information shown for the Existing Portfolios (as listed above in the chart under section 1.A.) and other Portfolios that had a reduction in their expenses. (Portfolios whose names are changing are listed below under their new names.)

                                                                               If you annuitize at the end of the
                                                                              applicable time period and select a
                                                                               non-life contingent period certain
                                      If you surrender your contract at the    annuity option with less than five
                                        end of the applicable time period                     years
    -----------------------------------------------------------------------------------------------------------------
                                          1         3         5        10       1        3         5        10
    Portfolio Name                       year     years     years     years    year    years     years     years
    -----------------------------------------------------------------------------------------------------------------
    AXA PREMIER VIP TRUST:
    -----------------------------------------------------------------------------------------------------------------
    AXA Aggressive Allocation           $1,190    $1,898    $2,646    $4,356    N/A    $1,898    $2,646    $4,356
    AXA Conservative Allocation         $1,170    $1,837    $2,546    $4,165    N/A    $1,837    $2,546    $4,165
    AXA Conservative-Plus Allocation    $1,175    $1,853    $2,572    $4,215    N/A    $1,853    $2,572    $4,215
    AXA Moderate Allocation             $1,179    $1,866    $2,594    $4,256    N/A    $1,866    $2,594    $4,256
    AXA Moderate-Plus Allocation        $1,184    $1,879    $2,615    $4,296    N/A    $1,879    $2,615    $4,296
    Multimanager Aggressive Equity      $1,143    $1,757    $2,414    $3,909    N/A    $1,757    $2,414    $3,909
    -----------------------------------------------------------------------------------------------------------------

                                       If you do not surrender your contract
                                        at the end of the applicable time
                                                      period
    -------------------------------------------------------------------------
                                         1       3         5         10
    Portfolio Name                     year    years     years     years
    -------------------------------------------------------------------------
    AXA PREMIER VIP TRUST:
    -------------------------------------------------------------------------
    AXA Aggressive Allocation           $390   $1,198    $2,046    $4,356
    AXA Conservative Allocation         $370   $1,137    $1,946    $4,165
    AXA Conservative-Plus Allocation    $375   $1,153    $1,972    $4,215
    AXA Moderate Allocation             $379   $1,166    $1,994    $4,256
    AXA Moderate-Plus Allocation        $384   $1,179    $2,015    $4,296
    Multimanager Aggressive Equity      $343   $1,057    $1,814    $3,909
    -------------------------------------------------------------------------

                                                                                If you annuitize at the end of the
                                                                               applicable time period and select a
                                                                                non-life contingent period certain
                                        If you surrender your contract at the   annuity option with less than five
                                          end of the applicable time period                   years
    ------------------------------------------------------------------------------------------------------------------
                                            1         3         5        10        1       3         5        10
    Portfolio Name                         year     years     years     years    year    years     years     years
    ------------------------------------------------------------------------------------------------------------------
    AXA PREMIER VIP TRUST:
    ------------------------------------------------------------------------------------------------------------------
    Multimanager Core Bond                $1,138    $1,743    $2,391    $3,866    N/A    $1,743    $2,391    $3,866
    Multimanager Health Care              $1,188    $1,892    $2,636    $4,336    N/A    $1,892    $2,636    $4,336
    Multimanager High Yield               $1,138    $1,744    $2,392    $3,868    N/A    $1,744    $2,392    $3,868
    Multimanager International Equity     $1,173    $1,847    $2,562    $4,195    N/A    $1,847    $2,562    $4,195
    Multimanager Large Cap Core Equity    $1,159    $1,805    $2,493    $4,063    N/A    $1,805    $2,493    $4,063
    Multimanager Large Cap Growth         $1,168    $1,834    $2,541    $4,155    N/A    $1,834    $2,541    $4,155
    Multimanager Large Cap Value          $1,161    $1,812    $2,504    $4,085    N/A    $1,812    $2,504    $4,085
    Multimanager Mid Cap Growth           $1,170    $1,837    $2,546    $4,165    N/A    $1,837    $2,546    $4,165
    Multimanager Mid Cap Value            $1,168    $1,834    $2,541    $4,155    N/A    $1,834    $2,541    $4,155
    Multimanager Small Cap Growth         $1,179    $1,866    $2,594    $4,256    N/A    $1,866    $2,594    $4,256
    Multimanager Small Cap Value          $1,174    $1,850    $2,567    $4,205    N/A    $1,850    $2,567    $4,205
    Multimanager Technology               $1,189    $1,895    $2,641    $4,346    N/A    $1,895    $2,641    $4,346
    ------------------------------------------------------------------------------------------------------------------
    EQ ADVISORS TRUST:
    ------------------------------------------------------------------------------------------------------------------
    EQ/Core Bond Index                    $1,111    $1,662    $2,256    $3,600    N/A    $1,662    $2,256    $3,600
    EQ/Intermediate Government
      Bond Index                          $1,114    $1,670    $2,270    $3,627    N/A    $1,670    $2,270    $3,627
    ------------------------------------------------------------------------------------------------------------------

                                            If you do not surrender your
                                                      contract
                                         at the end of the applicable time
                                                       period
    --------------------------------------------------------------------------
                                           1       3         5         10
    Portfolio Name                        year    years     years     years
    --------------------------------------------------------------------------
    AXA PREMIER VIP TRUST:
    --------------------------------------------------------------------------
    Multimanager Core Bond                $338   $1,043    $1,791    $3,866
    Multimanager Health Care              $388   $1,192    $2,036    $4,336
    Multimanager High Yield               $338   $1,044    $1,792    $3,868
    Multimanager International Equity     $373   $1,147    $1,962    $4,195
    Multimanager Large Cap Core Equity    $359   $1,105    $1,893    $4,063
    Multimanager Large Cap Growth         $368   $1,134    $1,941    $4,155
    Multimanager Large Cap Value          $361   $1,112    $1,904    $4,085
    Multimanager Mid Cap Growth           $370   $1,137    $1,946    $4,165
    Multimanager Mid Cap Value            $368   $1,134    $1,941    $4,155
    Multimanager Small Cap Growth         $379   $1,166    $1,994    $4,256
    Multimanager Small Cap Value          $374   $1,150    $1,967    $4,205
    Multimanager Technology               $389   $1,195    $2,041    $4,346
    --------------------------------------------------------------------------
    EQ ADVISORS TRUST:
    --------------------------------------------------------------------------
    EQ/Core Bond Index                    $311   $  962    $1,656    $3,600
    EQ/Intermediate Government
      Bond Index                          $314   $  970    $1,670    $3,627
    --------------------------------------------------------------------------





Accumulator(R) is issued by and is a registered service mark of AXA Equitable Life Insurance Company (AXA Equitable). Accumulator(R) Plus(SM) is a service mark of AXA Equitable. Co-distributed by affiliates AXA Advisors, LLC and AXA
      Distributors, LLC, 1290 Avenue of the Americas, New York, NY 10104.

   Copyright 2009 AXA Equitable Life Insurance Company. All rights reserved.

                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

AXA Equitable Life Insurance Company

SUPPLEMENT DATED JANUARY 15, 2009 TO THE CURRENT PROSPECTUS FOR

o Income Manager Accumulator(R)    o  Accumulator(R)                 o  Accumulator(R) Elite(SM)
o Income Manager(R) Rollover IRA   o  Accumulator(R) Select(SM)      o  Accumulator(R) Elite(SM) II
o Accumulator(R) (IRA, NQ, QP)     o  Accumulator(R) Select(SM) II
o Accumulator(R) Plus(SM)          o  Accumulator(R) Express(SM)

--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information, (together the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding name, sub-adviser and fee changes to certain Portfolios. Please note the changes described below.

1.  CHANGES  TO  PORTFOLIOS  OF AXA  PREMIER  VIP  TRUST AND EQ  ADVISORS  TRUST
    ("TRUSTS")

A.  PORTFOLIO NAME CHANGES

    Effective on or about January 15, 2009, the following Portfolio name changes as listed below will occur. Accordingly, all references to their respective corresponding investment options in the Prospectus are also changed.

    ----------------------------------------------------------------------------
    Existing Portfolio Name                New Portfolio Name
    ----------------------------------------------------------------------------
    EQ/AllianceBernstein Intermediate      EQ/Intermediate Government Bond Index
      Government Securities
    ----------------------------------------------------------------------------
    EQ/JPMorgan Core Bond                  EQ/Core Bond Index
    ----------------------------------------------------------------------------

B.  PORTFOLIO SUB-ADVISER CHANGES

    Effective on or about January 15, 2009, SSgA Funds Management, Inc. will replace AllianceBernstein, L.P. as the Sub-Adviser to the EQ/Intermediate Government Bond Index Portfolio and JPMorgan Investment Management, Inc. as the Sub-Adviser to the EQ/Core Bond Index Portfolio. Also, SSgA Funds Management, Inc. will be added as a Sub-Adviser to the Portfolios of the AXA Premier VIP Trust listed in the table below. AXA Equitable Life Insurance Company will continue to be the Investment Manager of the Portfolios. See "Portfolios of the Trusts" in your Prospectus for more information.

    ----------------------------------------------------------------------------
    AXA Premier VIP Trust
    ----------------------------------------------------------------------------
    MULTIMANAGER AGGRESSIVE EQUITY
    ----------------------------------------------------------------------------
    MULTIMANAGER CORE BOND
    ----------------------------------------------------------------------------
    MULTIMANAGER HEALTH CARE
    ----------------------------------------------------------------------------
    MULTIMANAGER HIGH YIELD
    ----------------------------------------------------------------------------
    MULTIMANAGER INTERNATIONAL EQUITY
    ----------------------------------------------------------------------------
    MULTIMANAGER LARGE CAP CORE EQUITY
    ----------------------------------------------------------------------------
    MULTIMANAGER LARGE CAP GROWTH
    ----------------------------------------------------------------------------
    MULTIMANAGER LARGE CAP VALUE
    ----------------------------------------------------------------------------
    MULTIMANAGER MID CAP GROWTH
    ----------------------------------------------------------------------------
    MULTIMANAGER MID CAP VALUE
    ----------------------------------------------------------------------------
    MULTIMANAGER SMALL CAP GROWTH
    ----------------------------------------------------------------------------
    MULTIMANAGER SMALL CAP VALUE
    ----------------------------------------------------------------------------
    MULTIMANAGER TECHNOLOGY
    ----------------------------------------------------------------------------

ACCUMULATOR -- IN FORCE                                                   x02444

C.  AMENDMENTS TO EXPENSE LIMITATION ARRANGEMENTS FOR CERTAIN PORTFOLIOS

    The Board of Trustees of the AXA Premier VIP Trust (the "Trust") recently approved revisions to the Expense Limitation Agreement (the "Agreement") between the Trust and AXA Equitable Life Insurance Company ("AXA Equitable"). The Agreement has been amended to reflect that AXA Equitable has agreed to modify the expense limitation arrangement to include the fees and expenses of the other investment companies in which the AXA Allocation Portfolios invest ("Acquired Fund Fees and Expenses") when calculating its obligations under the Agreement to make payments and to waive its management, administrative and other fees so that the AXA Allocation Portfolios' expenses do not exceed the Portfolios' expense limits. As a result of these changes, the current "Net Total Annual Expenses" and "Acquired Fund Fees and Expenses" will be reduced effective on or about January 1, 2009.

    The Fee Table below reflects the new expenses for the AXA Allocation portfolios that are available under your contract.


2.  FEE TABLE

    The following information is added under "Portfolio operating expenses expressed as an annual percentage of daily net assets" in the Prospectus, replacing the information shown for the Existing Portfolios listed above in the chart in section 1 and other Portfolios that had a reduction in their expenses. (Portfolios whose names are changing are listed below under their new names.) In addition, the Prospectus indicates that a portion of the brokerage commissions of each of Multimanager Aggressive Equity, Multimanager Health Care, Multimanager Large Cap Core Equity, Multimanager Large Cap Growth, Multimanager Large Cap Value, Multimanager Mid Cap Growth, Multimanager Mid Cap Value, Multimanager Small Cap Growth, Multimanager Small Cap Value and Multimanager Technology are used to reduce each of these portfolios' expenses. This statement, as it pertains to these Portfolios, is deleted from the Prospectus.

    -----------------------------------------------------------------------
                                       Management     12b-1     Other
    Portfolio Name                       Fees          Fees    Expenses
    -----------------------------------------------------------------------
    AXA Premier VIP Trust
    -----------------------------------------------------------------------
    AXA Aggressive Allocation            0.10%         0.25%     0.17%
    AXA Conservative Allocation          0.10%         0.25%     0.21%
    AXA Conservative-Plus Allocation     0.10%         0.25%     0.19%
    AXA Moderate Allocation              0.10%         0.25%     0.17%
    AXA Moderate-Plus Allocation         0.10%         0.25%     0.17%
    Multimanager Aggressive Equity       0.59%         0.25%     0.16%
    Multimanager Core Bond               0.53%         0.25%     0.18%
    Multimanager Health Care             0.95%         0.25%     0.22%
    Multimanager High Yield              0.53%         0.25%     0.18%
    Multimanager International Equity    0.82%         0.25%     0.21%
    Multimanager Large Cap Core Equity   0.69%         0.25%     0.21%
    Multimanager Large Cap Growth        0.75%         0.25%     0.24%
    Multimanager Large Cap Value         0.72%         0.25%     0.20%
    Multimanager Mid Cap Growth          0.80%         0.25%     0.20%
    Multimanager Mid Cap Value           0.80%         0.25%     0.19%
    Multimanager Small Cap Growth        0.85%         0.25%     0.24%
    Multimanager Small Cap Value         0.85%         0.25%     0.19%
    Multimanager Technology              0.95%         0.25%     0.22%
    -----------------------------------------------------------------------
    EQ Advisors Trust
    -----------------------------------------------------------------------
    EQ/Intermediate Government
      Bond Index                         0.35%         0.25%     0.14%

    EQ/Core Bond Index                   0.35%         0.25%     0.11%
    -----------------------------------------------------------------------

    ----------------------------------------------------------------------------------------------
                                       Acquired                                    Net Total
                                       Fund Fees  Total Annual     Fee Waivers       Annual
                                          and       Expenses         and/or         Expenses
                                       Expenses     (Before          Expense        (After
                                     (Underlying    Expense        Reimburse-       Expense
    Portfolio Name                    Portfolios)  Limitations)       ments       Limitations)
    ----------------------------------------------------------------------------------------------
    AXA Premier VIP Trust
    ----------------------------------------------------------------------------------------------
    AXA Aggressive Allocation            0.92%         1.44%           (0.19)%        1.25%
    AXA Conservative Allocation          0.69%         1.25%           (0.25)%        1.00%
    AXA Conservative-Plus Allocation     0.76%         1.30%           (0.20)%        1.10%
    AXA Moderate Allocation              0.82%         1.34%           (0.19)%        1.15%
    AXA Moderate-Plus Allocation         0.86%         1.38%           (0.18)%        1.20%
    Multimanager Aggressive Equity         --          1.00%              --          1.00%
    Multimanager Core Bond                 --          0.96%            0.00%         0.96%
    Multimanager Health Care               --          1.42%            0.00%         1.42%
    Multimanager High Yield                --          0.96%              --          0.96%
    Multimanager International Equity      --          1.28%            0.00%         1.28%
    Multimanager Large Cap Core Equity     --          1.15%            0.00%         1.15%
    Multimanager Large Cap Growth          --          1.24%            0.00%         1.24%
    Multimanager Large Cap Value           --          1.17%            0.00%         1.17%
    Multimanager Mid Cap Growth            --          1.25%            0.00%         1.25%
    Multimanager Mid Cap Value             --          1.24%            0.00%         1.24%
    Multimanager Small Cap Growth          --          1.34%            0.00%         1.34%
    Multimanager Small Cap Value           --          1.29%            0.00%         1.29%
    Multimanager Technology              0.01%         1.43%            0.00%         1.43%
    ----------------------------------------------------------------------------------------------
    EQ Advisors Trust
    ----------------------------------------------------------------------------------------------
    EQ/Intermediate Government
      Bond Index                           --          0.74%              --          0.74%
    EQ/Core Bond Index                     --          0.71%              --          0.71%
    ----------------------------------------------------------------------------------------------




   Copyright 2009 AXA Equitable Life Insurance Company. All rights reserved.

Accumulator(R) and Income Manager(R) are issued by and are registered service marks of AXA Equitable Life Insurance Company (AXA Equitable). Accumulator(R) Plus(SM), Accumulator(R) Select(SM), Accumulator(R) Elite(SM) and Accumulator(R) Express(SM) are service marks of AXA Equitable. Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC, 1290 Avenue of the
                                   Americas,
                              New York, NY 10104.


                      AXA Equitable Life Insurance Company
                1290 Avenue of the Americas, New York, NY 10104
                                  212-554-1234

2